Financial Instruments - Summary of Categories of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 246,063	$ 3,558	₨ 179,843
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	68,163	986	77,155
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	264,575	3,825	211,220
Financial liabilities	16,134	233	2,610
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	916	14	107
Financial liabilities	1,953	28	1,378
At fair value [member] | Short term investment member | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	67,122	971	75,667
At fair value [member] | Short term investment member | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	213,813	3,091	209,696
At fair value [member] | Short term investment member | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	809	12
At fair value [member] | Derivatives used for hedging [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	302	4	334
Derivatives designated as hedging instruments - Derivatives financial assets	476	7	1,190
Derivatives financial liabilities	5,429	78	1,663
Derivatives designated as hedging instruments - Derivatives financial liabilities	70	1	947
At fair value [member] | Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	1,041	15	1,488
At fair value [member] | Financial assets available-for-sale, category [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	47,717	690
At fair value [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	107	2	107
At fair value [member] | Trade and other payable [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial assets	2,267	33
At fair value [member] | Trade and other payable [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial liabilities	1,953	28	₨ 1,378
At fair value [member] | Trade Payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives financial liabilities	₨ 10,635	$ 154